Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Operating revenues and other income	$ 0	$ 0	$ 0
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Operating revenues and other income	89	98	107
Purchases	38	98	99
Operating expenses and selling, general and administrative expenses	65	60	59
Net interest (income) expense *	$ (13)	$ (14)	$ (13)